Share Capital - Option fair value assumptions (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2023 Y $ / shares	Jun. 30, 2023 Y $ / shares
Share Capital
Expected stock price volatility	77.00%	84.00%
Risk-free interest rate	4.40%	3.16%
Expected life of options | Y	5	5
Stock price on date of grant | $ / shares	$ 4.00	$ 5.09